SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Profit/(Loss) before income taxes	$ 73,967,270	$ (7,525,533)	$ (8,077,221)
Statutory income tax rate	16.50%	16.50%	16.50%
Income tax benefit at statutory rate	$ (3,660,705)	$ 1,241,713	$ 1,332,741
Items not subject to taxes	(353)	(165,000)	(165,000)
Over/(Under) provision of tax	85,600	14,530
Tax loss from previous periods utilized			(176,170)
Temporary timing difference	3,661,058	8,757	(3,224)
Total income tax expense	$ 85,600	$ 1,100,000	$ 988,347